Contingent liabilities and commitments	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments

Note 26 - Contingent liabilities and commitments

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The Company has an obligation to pay incentives to several customers that are not subject to the Food Law, 5744-2014, which came into effect on January 15, 2015. Some of those incentives are payable as a rate of total annual sales to those customers, and some of those incentives are payable as a rate of acquisitions in excess of an agreed upon annual volume of activities. The incentives are calculated specifically for each customer.

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On June 4, 2020, the General Meeting of the Shareholders of the Company update the terms of the management agreements of each of Zwi Williger and Yosef Williger in their position as chairman of the Board of Directors joint active ("the joint heads"). For more details regarding the management agreement, see note 29.1 in the periodic report for 2020.

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On March 14, 2023, a General Meeting of the Shareholders of the Company approved a new management services agreements pursuant to which Messrs. Yosef Williger and Zwi Williger are to serve as CEO of the company and chairmen of the Board of Directors, respectively.

The Company's shareholders also approved new terms of service for each of Mr. Zwi Williger and Mr. Joseph Williger, commencing as of January 1, 2023 as follows.

(a)   Monthly service fees of NIS 108,300 (USD 31.2 thousand) (excluding VAT).

(b)   Profit Related Bonus - an annual bonus determined according to measurable quantitative criteria:

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Payment of the Measurable Bonus will be subject to achieving an average of the minimum operating profit of the Company before bonuses during the last three (3) years (i.e., the year in which the bonus is granted and the previous two (2) years)  (the “Bonuses” and "Average Operating Profit Before Bonuses", respectively) of at least NIS 40 million (USD 11.5 million) (the “Minimum Average Operating Profit before Bonuses”).

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Subject to the Company's achieving or exceeding the Minimum Average Operating Profit before Bonuses, the Chairman/ CEO shall be entitled to receive a bonus in the following manneras: (i) a Bonus of 2.5% of the Average Operating Profit Before Bonuses for the amount exceeding above NIS 10 million (USD 2.9 million) and up to and including NIS 15 million (USD 4.3 million); (ii) a Bonus of 3% of the Average Operating Profit Before Bonuses for the amount exceeding above NIS 15 million and up to and including NIS 25 million (USD 7.2 million); (iii) a Bonus of 4.15% of Average Operating Profit Before Bonuses for the amount exceeding NIS 25 million and up to and including NIS 40 million (USD 11.5 million); (iv) a Bonus of 5% of the Average Operating Profit Before Bonuses for the amount exceeding above NIS 40 million and up to and including NIS 55 million (USD 15.8 million); and (v) a Bonus of 5.5% of the Average Operating Profit Before Bonuses for any amount exceeding above NIS 55 million.

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The maximum annual Bonus to be paid to the Chairman / CEO will not exceed an amount of NIS 2.4 million (USD 690.8 thousand).

(c) The Company will provide the Chairman/ CEO with use of a vehicle, the value of which shall not exceed NIS 400,000 (USD 115.1 thousand). The Company shall allow the Chairman/ CEO to use a vehicle exceeding the value of NIS 400,000, upon the Chairman's/ CEO 's request provided that the Chairman/ CEO will reimburse the Company with any amount exceeding NIS 400,000. The Company will cover all the operating expenses of the Company car (excluding fines), including grossing up the related tax. The Company estimates the annual amount of the Company car benefits in the total amount of NIS 300,000.

(d) Benefits in general, including the social benefits of the Chairman/ CEO and income tax payments, national insurance payments and other payments due to employees in respect of their employment, are to be paid for at the sole expense of the Chairman and CEO 's Management Company. The Chairman and CEO 's Management Company has undertaken to indemnify the Company with respect to any claims against the Company with respect to employer/employee relations.

(e) The Chairman/ CEO will be included in the D&O insurance policy available to the Company and its subsidiaries under the same terms as other officers of the Company, and he will be entitled to an exemption and indemnification letter, which is identical to the form of exemption and indemnification that was approved by the General Meeting of Shareholders on July 20, 2005 for all directors and officers of the Company. It is hereby clarified, that the exemption does will not be valid regarding apply to any decision or transaction of the Company, in which a controlling shareholder or other officer of the Company, (including a different officer than the officer that has been granted the exemption letter) has a personal interest.

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On April 1, 1997, the parent Company, Willi-Food Investments Ltd., and the Company entered into an agreement for the provision of management, administration, bookkeeping, secretarial and controllership services. Pursuant to the said agreement, the parent company shall pay the Company a monthly amount for the said services and for external services that are provided at the same time to the parent Company and to the subsidiary by the same third party, such as legal services, auditing services, etc., but excluding unique and specific services that are provided to the parent Company or to the company.

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On February 24, 2016, a motion to certify a derivative action (hereinafter - the “Motion”) was received at the parent Company’s offices. The Motion was filed with the District Court (Economic Department) in Tel Aviv by Yaad Peer Management Services Ltd. (hereinafter - the “Applicant”), that holds shares of the parent Company. The motion was filed against all directors and office holders in the Company. The parent Company and the Company were added as respondents to the Motion. The Motion deals with the Applicant’s claim for damages suffered by the parent Company, which is estimated by the Applicant, as of the filing of the Motion, at approximately $ 3 million, due to an alleged violation of the directors’ and officers’ fiduciary duty, duty of care and duty of expertise towards the parent Company in connection with a $3 million investment in a company registered in the Czech Republic and which holds an inactive hotel in the Czech Republic. According to the Applicant, the investment is not related in any way to the activity of the Company and is probably used to assist the controlling shareholder of the parent Company in other matters or to cover his other obligations.

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On August 16 2018, the Company filed a notice whereby it intends to lodge a lawsuit against the office holders in connection with the events which are the subject matter of the motion and therefore it is no longer needed to discuss the motion to approve a derivative action. In view of Company's notice, the said motion was stricken out and by a court ruling on October 4, 2018 and the case was closed.

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On November 4, 2018 the Company filed a NIS 4,183,208 lawsuit against the Company’s former controlling shareholder – Mr. Gregory Gurtovoy and against five (former) Company directors and senior office holder - Israel Joseph Schneerson, Pavel Buber, Iram Ephraim Graiver. Ilan Menachem Admon and Zalman Vigler (hereafter jointly: the “Defendants”). According to the Company, the Defendants conspired to cause the use of millions of NIS of the Company funds as collaterals to loans extended to foreign private companies related to the Company’s controlling shareholders on dates which are relevant to the lawsuit without obtaining the required approvals from the Company’s directors and without issuing the required report to Company’s shareholders. The lawsuit is based on the claim that an agreement signed by the Company, whereunder it has allegedly invested in the bonds of a Czech company, is not a genuine agreement; rather, it is claimed, the purpose of the agreement was to assist the then controlling shareholders (Gregory Gurtovoy and others) to secure private loans extended by the Austrian bank Meinl, while using the company's funds for their concealed and inappropriate purposes. The Company demands that the Defendants compensate it for the funds that were not refunded to the Company (in NIS values) plus a compensation at the rate of the alternative yield and a compensation equal to the amounts paid by the Company to enable the refund of the funds. On January 24, 2019, the Defendants filed statements of defense, various motions (to dismiss in limine and/or delay the proceedings) and a counterclaim against Willi-food and against the Company as part of this proceeding. In their counterclaim the Defendants claims that they are entitled for funding of their legal defense and/or for indemnification and exemption from the Company in respect of the lawsuit and request the Court to order the Company to fund their legal defense against the Company’s lawsuit. Since the Defendants are accused of breaching their fiduciary duty to the Company, Company’s management is of the opinion that their claims on this matter will be rejected. On December 25, 2019, the Court issued a resolution which approves an application to give a Court ruling status to a compromise agreement signed between G. Willi-Food and Mr. Ilan Admon; according to the said compromise agreement, the mutual claims lodged on behalf of the parties in this filed were rejected without issuing an order for court costs. On April 10, 2022, a judgment was issued confirming the agreements between G. Willi-food and Mr. Pavel Buber and according to which the mutual claims filed on behalf of the parties in the case were rejected. The proceedings relating to the other defendants shall continue as planned.

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On July 23, 2017, Mr. Iram Graiver, former CEO of the Company and Willi-Food (hereinafter - “Mr. Graiver”) filed a lawsuit to the Regional Labor Court in Tel Aviv Jaffa (hereinafter - “the Labor Court”) claiming payment of social rights and different compensations at the total amount of NIS 2,377,305. On November 26, 2017, the Company filed a statement of defense. On July 27, 2017, the Company filed a lawsuit to the Labor Court against Mr. Graiver, demanding that he repays funds that he has taken unlawfully from the Company, amounting to NIS 1,694,325.

According to the Company, throughout his term of employment as an office holder in the Company, the defendant has unlawfully taken from the Company salary, bonus in respect of 2016 and reimbursement of expenses. According to the Company, Mr. Graiver has done so while breaching his fiduciary duty and his duty of care towards the Company as well as the cogent provisions of the Companies Law, 5759-1999, whereby it is mandatory that payments of the type taken from the Company by Mr. Graiver are approved by the General Meeting of the Company’s shareholders; according to the Company, Mr. Graiver has not obtained such an approval. On November 2, 2017, a resolution was issued to join the hearings pertaining to the two proceedings described above. On November 26 2017 statements of defense were filed by the Company and Mr. Graiver and on March 7 2018 a preliminary hearing was held. The parties are in the process of document discovery and review. Proof hearing was held on January 15 2020. Second Proof hearing was held on June 7 2020.Third Proof hearing (and last) held on October 31 2021. On March 17, 2022, summaries were submitted on behalf of Mr. Graver, on July 7, 2022, summaries were submitted on behalf of the company. On August 14, 2022, response summaries were submitted on behalf of Mr. Graver. A judgment was given on November 27, 2022 and it was ruled that the company must pay an immaterial amount to Mr. Graver. both the company and Mr. Graver submitted requests to appeal the verdict also the company filed a request for a temporary stay order against the payment of the stipulated amount received on December 29, 2022. In light of the above, the company's management estimates that the registration, in the financial statements and in the notes to the financial statements regarding the procedure, is satisfactory.

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A lawsuit and a motion to approve it as class action was filed on May 7, 2020, against the Company and 2 other respondents to the central district court. The applicant claimed that the company marketed several products as products approved by the chief rabbinate of Israel before the actual rabbinate approval was obtained. Thus, the applicant alleges a violation of various laws. On February 27, 2022 the position of Chief Rabbinate was submitted to the court. On November 13, 2022, a pre-trial hearing was held, at the end of which it was agreed that the parties would submit within 30 days an agreed request to withdraw from the approval request. On December 4, 2022, a judgment was issued confirming the withdrawal arrangement signed between the parties. en the parties. Accordingly, the claim was dismissed and the request for approval has been removed.

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On June 24, 2020, a lawsuit and request for approval as a representative was submitted to the Central District Court against the company, Euro Dairy Europe Ltd. and another respondent. According to the applicant, the company marketed a number of products with misleading labeling and contrary to the provisions of the law and the relevant standards. A hearing to hear the request was scheduled for June 14, 2023. At this stage, the Company and its legal advisors cannot assess the chances of the lawsuit.

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A lawsuit and a motion to approve it as class action was filed on September 8, 2020, against Euro European Dairies to the Haifa district court. The applicant claimed that Euro European Dairies violated its obligations to import and market Gaude cheese in the quantities and prices it undertook as part of duty-free tenders. The applicant claims that he and the members of the group suffered damages in the amount of NIS 57 million. On March 15, 2022, the court granted the request for discovery of documents submitted on behalf of the applicant. The Company submitted a request to delay the proceedings and postpone the date of the hearing. A mediation meeting was held on February 26, 2023. At this early stage, the company and/or its legal advisors are unable to assess the chances of the lawsuit.

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A lawsuit and a motion to approve it as class action was filed on August 2, 2021, against G. Willi-Food and another 5 respondents to the District Court. The applicant claimed that the Company marketed several products with misleading captions and contrary to the provisions of the law and the relevant regulations. The applicant claims that he and the members of the group suffered financial damages in amount of NIS 100 million and Non-financial damages in amount of NIS 378 million. A pre-trial hearing is scheduled for May 14, 2023. At this early stage, the Company and/or its legal advisors are unable to assess the chances of the lawsuit, however experience shows that most lawsuits of this type do not proceed to the end and usually end in settlement agreements.

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A lawsuit and a motion to approve it as class action was filed on November 8, 2021, against the Company to the District Court. The applicant claimed that the Company marketed several products with misleading captions and contrary to the provisions of the law and the relevant regulations. The applicant claims that he and the members of the group suffered damages in amount of NIS 57 million. A response was submitted on February 9, 2022. On November 14, 2022, a pre-trial hearing was held, at the end of which it was decided that the parties must reach agreements by December 15, 2022. On January 24, 2023, an agreed notification was submitted according to which the parties were unable to reach an agreement. At this preliminary stage, it is difficult to assess the chances of the application and prosecution.

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On May 25, 2022, a request for a lawsuit and a request for approval as a representative was submitted to the Central District Court against the company. According to the applicant, the Company marketed a product with a misleading label and contrary to the provisions of the law and the relevant standards. The applicant claims that he and the other members of the group suffered monetary and non-monetary damage in the amount of NIS 2.5 million. A request for outright dismissal was submitted. A hearing for the request was held on March 12, 2023. The court recommended to the parties an outline of a compensated withdrawal. On March 19, 2023, the parties announced their agreement to withdraw.

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On February 20, 2023, the Euro European Dairies (the Company) received, from the Ashdod Customs House, a notice of a charge for a deficit of NIS 1.75 million, which includes interest and fine. In the letter of demand, it is claimed that the company imported soft cheeses in a salt water solution and paid duty only for the weight of the cheese without the weight of the salt water solution. According to the customs house, customs must also be paid for the salt water solution. The Company intends to file an appeal to the customs house about the deficit and if necessary, will resort to legal proceedings at a higher court. According to the advice of its legal advisors at this stage the chances of success of the appeal are about 50% and accordingly the Company has registered a provision in its books.